PARENT COMPANY INFORMATION - Statement of Financial Position (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 34,025,535	$ 30,117,236	$ 28,401,283	$ 22,336,838
Accounts receivable from related parties	85,054	147,617
Non current Assets
Property plant and equipment	8,973,952	8,950,411	6,588,483
Deferred	861,702	246,598
Assets	322,895,870	278,832,589
Long-term liabilities
Outstanding bonds	26,467,982	19,908,991
Deferred tax liabilities	3,181,974	2,871,309
Liabilities	287,456,313	245,484,320
Equity
Shareholders’ equity	35,439,557	33,348,269	29,554,348	25,478,109
Total liabilities and shareholders’ equity	322,895,870	278,832,589
Parent
Current Assets
Cash and cash equivalents	130,353	51,299	$ 38,667	$ 35,478
Trading securities	7	212
Accounts receivable from related parties	343,448	328,307
Other assets	2,316	442
Total current assets	476,124	380,260
Non current Assets
Investments in subsidiaries and associates	22,684,869	22,016,681
Investments in subsidiaries and associates	22,682,940	22,016,277
Property plant and equipment	6,817	8,351
Deferred	1,849	331
Total non current assets	22,693,535	22,025,363
Assets	23,169,659	22,405,623
Current liabilities
Borrowings at amortized cost	2,644	189,297
Outstanding bonds at amortized cost	5,579	107,435
Accounts payable	464,417	468,298
Other non-financial liabilities	1,214	1,214
Total current liabilities	473,854	766,244
Long-term liabilities
Borrowings at amortized cost	526,735	241,141
Outstanding bonds	1,124,520	1,124,520
Total non current liabilities	1,651,255	1,365,661
Liabilities	2,125,109	2,131,905
Equity
Shareholders’ equity	21,044,550	20,273,718
Total liabilities and shareholders’ equity	$ 23,169,659	$ 22,405,623